INCOME TAXES (Disclosure of provision for income taxes) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Major components of tax expense (income) [abstract]
Loss before income taxes	$ (11,703,990)	$ (14,414,266)
Expected income tax recovery based on statutory rate	(3,102,000)	(3,820,000)
Adjustments to expected income tax benefit:
Share-based compensation	473,000	849,000
Non-deductible expenses and other	(33,000)	4,000
Change in benefit of tax assets not recognised	2,662,000	2,967,000
Deferred income tax provision (recovery)	$ 0	$ 0